<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     12/31/2010

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke LP
Address:	1235 Westlakes Drive, Suite 400
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Chief Financial Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		February 9, 2011

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:   NONE



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEROFLEX HLDG CORP COM         COM              007767106      452    27500 SH       SOLE                    27500
ALERE INC COM                  COM              01449J105     1647    45000 SH       SOLE                    45000
ASCENT MEDIA CORP COM SER A    COM              043632108     3488    90000 SH       SOLE                    90000
BANK OF AMER CORP              COM              060505104     1667   125000 SH       SOLE                   125000
BEST BUY                       COM              086516101     1200    35000 SH       SOLE                    35000
CITI TRENDS INC                COM              17306X102     1234    50250 SH       SOLE                    50250
COLDWATER CREEK INC COM        COM              193068103      158    50000 SH       SOLE                    50000
COST PLUS INC CALIF            COM              221485105     2910   300000 SH       SOLE                   300000
DEXCOM INC COM                 COM              252131107     2730   200000 SH       SOLE                   200000
DIGIMARC CORP.                 COM              253807101     2144    71428 SH       SOLE                    71428
DISCOVERY COMMUN NEW COM SER C COM              25470F302     1376    37500 SH       SOLE                    37500
DISCOVERY COMMUNICATIONS SER A COM              25470F104     1564    37500 SH       SOLE                    37500
EXAMWORKS GROUP INC COM        COM              30066A105     1386    75000 SH       SOLE                    75000
FOSSIL INC                     COM              349882100     3524    50000 SH       SOLE                    50000
HECKMANN CORP COM              COM              422680108     1257   250000 SH       SOLE                   250000
HERTZ GLOBAL HLDS              COM              42805T105     2898   200000 SH       SOLE                   200000
HMS HOLDINGS                   COM              40425J101      972    15000 SH       SOLE                    15000
HOWSTUFFWORKS II               COM              40431N203      223    53449 SH       SOLE                    53449
INTERCLICK INC COM NEW         COM              458483203     1117   208074 SH       SOLE                   208074
INTERVAL LEISURE GROUP COM     COM              46113M108     2744   170000 SH       SOLE                   170000
INUVO INC COM NEW              COM              46122W204      259    50570 SH       SOLE                    50570
KIT DIGITAL INC COM NEW        COM              482470200     2246   140000 SH       SOLE                   140000
LUMBER LIQUIDATORS HOLDINGS IN COM              55003T107     1868    75000 SH       SOLE                    75000
MAXYGEN                        COM              577776107     1375   350000 SH       SOLE                   350000
META FINL GROUP INC COM        COM              59100U108      263    19092 SH       SOLE                    19092
MGM RESORTS INTL               COM              552953101      594    40000 SH       SOLE                    40000
NET 1 UEPS TECHNOLOGIES INC    COM              64107N206     1526   124455 SH       SOLE                   124455
NETSPEND HLDGS INC COM         COM              64118V106     1090    85000 SH       SOLE                    85000
NFJ DIVID INT & PRM ST COM SHS COM              65337H109     6479   370000 SH       SOLE                   370000
NIC INC                        COM              62914B100     1942   200000 SH       SOLE                   200000
O2MICRO INTERNATIONAL          COM              67107W100     1236   200000 SH       SOLE                   200000
PENN NATL GAMING               COM              707569109     1406    40000 SH       SOLE                    40000
PF CHANG'S CHINA BISTRO        COM              69333Y108     3392    70000 SH       SOLE                    70000
QUALCOMM                       COM              747525103     1980    40000 SH       SOLE                    40000
SAVIENT PHARMA INC COM         COM              80517Q100      501    45000 SH       SOLE                    45000
SBA COMMUNICATIONS CORP-CL A   COM              78388J106     1638    40000 SH       SOLE                    40000
SHUTTERFLY INC COM             COM              82568P304     3140    90000 SH       SOLE                    90000
SOLAR CAP LTD COM              COM              83413U100     1239    50000 SH       SOLE                    50000
SPDR SERIES TRUST S&P 600 SMCP COM              78464A201     2507    23000 SH       SOLE                    23000
STAPLES                        COM              855030102     1138    50000 SH       SOLE                    50000
SUMMER INFANT INC COM          COM              865646103      947   125000 SH       SOLE                   125000
SYNOVIS LIFE TECH INC COM      COM              87162G105      483    30000 SH       SOLE                    30000
TEXAS ROADHOUSE INC            COM              882681109     1288    75000 SH       SOLE                    75000
TREE COM INC COM               COM              894675107     1244   131680 SH       SOLE                   131680
UNIVERSAL HEALTH SERVICES - CL COM              913903100      651    15000 SH       SOLE                    15000
US AUTO PARTS NETWORK INC      COM              90343C100     1386   165002 SH       SOLE                   165002
VANGUARD INDEX FDS SML CP GRW  COM              922908595     1951    25000 SH       SOLE                    25000
WET SEAL CL A                  COM              961840105      999   270000 SH       SOLE                   270000
WMS INDUSTRIES                 COM              929297109     1221    27000 SH       SOLE                    27000
WORLD HEART CORP COM NO PAR    COM              980905400      571   253748 SH       SOLE                   253748